Other long-term investment	6 Months Ended
Jun. 30, 2015
Other long-term investment [Abstract]
Other long-term investment

5. Other long-term investment

As of December 31, 2014 and June 30, 2015, the other long-term investment accounted for at cost consisted of the following:

Cost method investee	Initial Cost	Ownership	December 31, 2014	June 30, 2015
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648
Beijing Ruihao Rongtong Real estate development Co., Ltd.	32,713,950	80%	-	32,713,950

Total	32,955,598		241,648	32,955,598

On May 6, 2015, the Company acquired 80% equity interest of Beijing Ruihao Rongtong Real Estate Development Co., Ltd. (“Ruihao Rongtong”) at a consideration of US$32,713,950. The Company did not share any profit and losses of the investee. In accordance with ASC 325-20, Cost Method Investments, cost method accounting was applied as the investment did not qualify as in-substance common stock and did not have readily determinable fair value.

As of December 31, 2014 and June 30, 2015, no impairment loss had been recorded for the cost method investments.